CONSECO SERIES TRUST
                            Common Stock Portfolio
                          Asset Allocation Portfolio
                      Supplement Dated April 20, 1998 to
                         Prospectus Dated May 1, 1997

The following replaces the discussion on pages 18 and 19 of the current Prospectus of Conseco Series Trust:

MANAGEMENT DISCUSSION AND ANALYSIS

COMMON STOCK PORTFOLIO

      As we look back upon the second half of 1996, we have to keep things in perspective by reminding ourselves how long we have been in the midst of economic expansion relative to historical market cycles. This is already the fourth longest expansion of the twentieth century. This is significant because in the three longer cycles, corporate earnings peaked out well in advance of each cycle's demise. Thus, if history offers any clues here, we are probably pretty close to some degree of deceleration in corporate profits. Happily, we can look back upon 1996 as another banner year of unabated growth in corporate profits and equity returns.

      As for returns during the second half of the year, the Standard & Poor's 500 (S&P 500) gained 11.68% and the Dow Jones Industrial Average gained 15.38%. Market performance was mostly led by a strong showing in the semiconductor and energy sectors with stock such as Intel and Helmrich & Payne leading the way. Some of the worst performers for the period included trucking, broadcasting and manufactured housing.

      During the period we continued to stay focused on our bottom up research intensive approach. With this in mind, energy continued to play a prominent role in our portfolio with names such as Tosco, Apache and Forest Oil. In the areas of telecommunications and networking equipment, two of our more successful positions were Network General and Brightpoint. Capital goods also put in strong results in our portfolio with Miller Industries, which performed well throughout the period. Finally, technology had its role in the second half of the year with names such as GenRad and Ultrak.

      Looking into 1997, investor uncertainty on the overall market remains quite high. Excessive valuations and sentiment readings as well as the ultimate duration of this profit cycle all cause us to question whether we can continue much longer without a significant correction. However, in spite of this tentative outlook on the performance of the market averages such as the S&P 500 and the Dow Jones Industrial Average, we remain committed to finding great businesses and great management teams that can grow their earnings significantly in excess of the average company in the market. To this end, we will continue to focus our research efforts in the months ahead on companies in the technology, energy and business services sectors. Additionally, we are intrigued by the opportunities for profit growth that exist in the textile, aerospace, healthcare and gold producer industries where we still see attractive valuations and developing insider buying patterns. We think that the possibility of a stronger dollar in 1997 could result in a significant leadership change in this market as domestically focused companies enjoy less pressure on unit volumes and profit margins than their international counterparts. Finally, we expect to continue to reduce our exposure to higher-end consumer products and services where we fell the overabundance of capital investment in this cycle has created over-capacity and excessive competition.

ASSET ALLOCATION PORTFOLIO

Our strategy in the Asset Allocation Portfolio has been to emphasize our growth equity style of investing which has represented approximately 55% of the total portfolio. Within the fixed-income portion of the portfolio, we have seen very strong performance during the second half of the year from the high yield sector, which includes our investments in UNYSIS, Peoples Telephone and Phar-Mor. In addition, we are finding value in Yankee issues as well as domestic bank/finance issues.

Concerning the equity portion of the portfolio, we feel it is important to make several observations which have impacted our investment decisions. The general market did not exit 1996 cheap by any calculation. Much has been said about stock buybacks, lower dividend payouts and the attractiveness of U.S. equities versus those abroad. We think much of this is just noise. The current price/earnings ratio of around 22 times 1997 earnings is quite high, even after giving consideration to such aforementioned factors. Much of this profit cycle has been driven by the positive impact of lower interest rates and taxes on corporate profit margins. These factors, along with restrictions and technological advances, have expanded profit margins to levels which are going to be hard to improve upon in 1997.

Despite the excess valuations in many segments of the market, we continue to find opportunities in selected areas. Our bottom up, research intensive approach during this period identified values in selected issues in energy, telecommunications, and technology, as well as in the capital goods sector. Tosco, Apache and Forest Oil were prominent in our portfolio and accounted for much of our energy holdings. Network General, Brightpoint, Ultrak, and GenRad all contributed as strong performers in telecommunications related holdings. Also, Miller Industries was significant as an investment in the capital goods sector and performed well during the period.

The following tables show the data which will replace the data currently contained in the graphs on pages 18 and 19 of the current Prospectus of the Conseco Series Trust:

ASSET ALLOCATION PORTFOLIO
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ASSET ALLOCATION PORTFOLIO, THE S&P 500 INDEX, AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

                         ----------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
                         ----------------------------------------------
                            1 YEAR        5 YEAR        SINCE INCEPTION
                         ----------------------------------------------
                            28.30%        15.61%        12.06%(1)
                         ----------------------------------------------

                 (1) The  inception  date of  this  Portfolio  was May 1, 1987.

Past performance is not predictive of future performance. Performance does not include separate account expenses.


---------------------------------------------------------------------------------------------------------------------------------
                    5/1/87  12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94   12/31/95  12/31/96
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  Portfolio         10,000   9,594     10,414    12,636    11,938    14,556    16,169    17,916    17,824     23,437    30,069
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index       10,000   8,670     10,100    13,275    12,851    16,777    18,066    19,872    20,136     27,695    34,051
---------------------------------------------------------------------------------------------------------------------------------
LB Govt/Corporate
   Index            10,000  10,081     10,846    12,391    13,417    15,581    16,762    18,611    17,958     21,413    22,034
---------------------------------------------------------------------------------------------------------------------------------




COMMON STOCK PORTFOLIO
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE COMMON STOCK PORTFOLIO AND THE S&P 500 INDEX


                         ------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
                         ------------------------------------------
                            1 YEAR        5 YEAR        10 YEAR
                         ------------------------------------------
                            44.99%        21.02%        15.73%
                         ------------------------------------------

Past performance is not predictive of future performance. Performance does not include separate account expenses.


----------------------------------------------------------------------------------------------------------------------------------
                     12/31/86   12/31/87  12/31/88  12/31/89  12/31/90  12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96
----------------------------------------------------------------------------------------------------------------------------------
Common Stock Port.    10,000    10,111    11,060     14,461    13,205    16,609    19,698    21,386    21,814    29,733  43,112
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index         10,000    10,517    12,253     16,104    15,590    20,352    21,916    24,107    24,428    33,598  41,309
----------------------------------------------------------------------------------------------------------------------------------
